Related Party Transactions (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Additional expenses incurred for other related-party transactions			$ 2,500,000	$ 2,700,000	$ 3,500,000
Accrued expenses and other current liabilities			147,489,000	136,715,000
Prepaid expenses and other current assets				1,800,000
Monitoring fees			0	4,793,000
Deferred financing cost, net			28,161,000	34,423,000	38,766,000
Financing costs			0	11,317,000	18,277,000
Proceeds from contributed capital			4,700,000	4,700,000	0
7.875% Senior Secured Notes Due 2022 | Senior Notes
Related Party Transaction [Line Items]
Deferred financing cost, net			9,532,000	12,799,000	16,067,000
Solar | Affiliated Entity
Related Party Transaction [Line Items]
Sublease and other administrative expenses			9,200,000	17,300,000	2,800,000
Due from Solar			2,200,000	0
Wireless | Affiliated Entity
Related Party Transaction [Line Items]
Transactions associated with spin-off services			1,300,000
Blackstone Management Partners L.L.C. | Affiliated Entity
Related Party Transaction [Line Items]
Prepaid expenses and other current assets			5,600,000	4,100,000	3,500,000
Blackstone Management Partners L.L.C. | Affiliated Entity | Minimum
Related Party Transaction [Line Items]
Annual monitoring base fee, minimum			2,700,000
Blackstone Advisory Partners L.P. | Affiliated Entity
Related Party Transaction [Line Items]
Deferred financing cost, net			1,200,000
Blackstone Advisory Partners L.P. | 7.875% Senior Secured Notes Due 2022 | Senior Notes | Affiliated Entity
Related Party Transaction [Line Items]
Financing costs				600,000
Affiliated Entity | Blackstone Advisory Partners L.P.
Related Party Transaction [Line Items]
Outstanding borrowings			103,600,000	75,100,000
Affiliated Entity | Vivint Smart Home, Inc.
Related Party Transaction [Line Items]
Proceeds from contributed capital	$ 4,700,000	$ 4,700,000
Blackstone Management Partners LLC Support And Services Agreement | Blackstone Management Partners L.L.C. | Affiliated Entity
Related Party Transaction [Line Items]
Fee paid for support services by BMP to Company			1,500,000
Expenses from transactions with related party			0	0	$ 0
Reimbursement for certain other fees incurred by Blackstone			1,800,000
Vivint
Related Party Transaction [Line Items]
Accrued expenses and other current liabilities			$ 1,000,000	$ 200,000